Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance	$ 6,289
Balance	5,509	$ 6,289
Leasehold improvements [member]
Statement [Line Items]
Balance	1,476
Balance	1,156	1,476
Right-of-use assets [member]
Statement [Line Items]
Balance	3,349
Balance	2,597	3,349
Other
Statement [Line Items]
Balance	1,464
Balance	1,756	1,464
At Cost [member]
Statement [Line Items]
Balance	13,306	12,954
Additions	730	486
Disposals	(5)	(134)
Balance	14,031	13,306
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	4,382	4,380
Additions		2
Balance	4,382	4,382
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	4,793	4,738
Additions		55
Balance	4,793	4,793
At Cost [member] | Other
Statement [Line Items]
Balance	4,131	3,836
Additions	730	429
Disposals	(5)	(134)
Balance	4,856	4,131
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance	(7,017)	(5,643)
Disposals	5	134
Depreciation	(1,510)	(1,508)
Balance	(8,522)	(7,017)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Balance	(2,906)	(2,518)
Depreciation	(320)	(388)
Balance	(3,226)	(2,906)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Balance	(1,444)	(704)
Depreciation	(752)	(740)
Balance	(2,196)	(1,444)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Balance	(2,667)	(2,421)
Disposals	5	134
Depreciation	(438)	(380)
Balance	$ (3,100)	$ (2,667)